Note 10 - Deferred Revenues (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Deferred Revenues [Table Text Block]
	December 31,
	2016	2015
Deferred revenues on maintenance contracts	1,487	1,294
Deferred revenue on RPP	350	126
Deferred revenue on sale of devices	173	287
Deferred research and development grants	201	394
Total	2,211	2,101
Less long term portion	(333)	(504)
Current portion	1,878	1,597